STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS – INCOME EQUITY FUND

Supplement dated April 22, 2010 to Statement of Additional Information dated July 31, 2009

The first row of the chart disclosing the Income Equity Fund’s yield for the 30-day period ended March 31, 2009, under PERFORMANCE INFORMATION – EQUITY, FIXED INCOME AND TAX-EXEMPT FUNDS on page 111, is deleted and replaced with the following:

	After Reimbursements	Before Reimbursements
Income Equity Fund	4.51%	4.23%

Please retain this Supplement with your Statement of Additional Information for future reference.